Loss Before Tax (Tables)	12 Months Ended
Dec. 31, 2018
Material Income And Expense [Abstract]
Summary of Loss Before Tax Stated After Charging	Loss before tax is stated after charging:
	2018	2017	2016
	(in thousands)
	£	£	£
Administrative expenses:
Amortization	230	164	89
Depreciation	141	30	12
IPO related expenses	—	1,794	—